EQUITY-BASED COMPENSATION (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	$ 5.6	$ 4.0	$ 1.5
Vesting period	3 years
Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares other than options granted in period (in shares)	1,052,632	1,883,772	1,110,000
Grant date fair value of share issued	$ 1.2	$ 2.1	$ 3.4
Vesting period	3 years